WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Warrants
SCHEDULE OF WARRANT ACTIVITIES

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, March 31, 2023	6,635,000	$1.00	1.21	$—
Issued	—	$—	—
Cancelled	—	$—	—
Exercised	(105,000)	$—	—
Outstanding, September 30, 2023	6,530,000	$1.00	0.71	$—

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, March 31, 2022	—	—	—
Issued	6,750,000	$1.00	2.13
Cancelled	—	$—	—
Exercised	(115,000)	$—	—
Outstanding, March 31, 2023	6,635,000	$1.00	1.21	$—